Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 665,000
Previously Paid Amount	0.00
Total Fee Amount	91.84
Total Offset Amount	0.00
Net Fee	91.84
Narrative - Max Aggregate Offering Price	$ 665,000
Final Prospectus	true